As filed with the Securities and Exchange Commission on March 1, 1996
                                               Securities Act File No. 33-63945
                                       Investment Company Act File No. 811-5123


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                         POST-EFFECTIVE AMENDMENT NO. 1                    [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 7                           [X]
                        (Check appropriate box or boxes)


                              --------------------

                      THE GLOBAL GOVERNMENT PLUS FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                   ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292
               (Name and Address of Agent for Service of Process)



                              --------------------


              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

           [X] immediately upon filing pursuant to paragraph (b)
           [ ] on (date), 1996 pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [ ] on (date) pursuant to paragraph (a)(1)
           [ ] 75 days after filing pursuant to paragraph (a)(2)
           [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
                    If appropriate, check the following box:
           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

===============================================================================

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)


N-1A Item No.                                                                   Location
-------------                                                                   --------
PART A

Item  1.     Cover Page ......................................................  Cover Page

Item  2.     Synopsis ........................................................  Fund Expenses; Fund Highlights

Item  3.     Condensed Financial Information .................................  Fund Expenses; Financial Highlights;
                                                                                How the Fund Calculates Performance

Item  4.     General Description of Registrant ...............................  Cover Page; Fund Highlights; How
                                                                                the Fund Invests; General
                                                                                Information

Item  5.     Management of the Fund ..........................................  Financial Highlights; How the Fund
                                                                                is Managed

Item  5A.    Management's Discussion of Fund Performance .....................  Not Applicable

Item  6.     Capital Stock and Other Securities ..............................  Taxes, Dividends, and
                                                                                Distributions; General Information

Item  7.     Purchase of Securities Being Offered ............................  Shareholder Guide; How the Fund Values its
                                                                                Shares

Item  8.     Redemption or Repurchase ........................................  Shareholder Guide; How the Fund
                                                                                Values its Shares; General
                                                                                Information

Item  9.     Pending Legal Proceedings .......................................  Not Applicable

PART B

Item 10.     Cover Page ......................................................  Cover Page

Item 11.     Table of Contents ...............................................  Table of Contents

Item 12.     General Information and History .................................  General Information

Item 13.     Investment Objectives and Policies ..............................  Investment Objective and Policies;
                                                                                Investment Restrictions

Item 14.     Management of the Fund ..........................................  Directors and Officers; Manager;
                                                                                Distributor

Item 15.     Control Persons and Principal Holders of Securities .............  Not Applicable

Item 16.     Investment Advisory and Other Services ..........................  Manager; Distributor; Custodian, Transfer
                                                                                and Dividend Disbursing Agent and
                                                                                Independent Accountants

Item 17.     Brokerage Allocation and Other Practices ........................  Portfolio
             Transactions and Brokerage

Item 18.     Capital Stock and Other Securities ..............................  Not Applicable

Item 19.     Purchase, Redemption and Pricing of Securities Being Offered ....  Purchase and Redemption of Fund
                                                                                Shares; Shareholder Investment
                                                                                Account; Net Asset Value

Item 20.     Tax Status ......................................................  Taxes

Item 21.     Underwriters ....................................................  Distributor

Item 22.     Calculation of Performance Data .................................  Performance Information

Item 23.     Financial Statements ............................................  Financial Statements



PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The Global Government Plus Fund, Inc.


Supplement dated March 1, 1996 to
Prospectus dated January 15, 1996

     The following information supplements the Prospectus:

                                  FUND EXPENSES

                                                  Class A Shares       Class B Shares        Class C Shares
                                                  --------------       --------------        --------------
  Shareholder Transaction Expenses+
    Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                4%                  None                  None
    Maximum Sales Load or Deferred Sales Load
     Imposed on Reinvested Dividends                   None                 None                  None
    Deferred Sales Load (as a percentage of original
     purchase price or redemption price, whichever
     is lower)                                         None       5% during the first year,       1% on
                                                                  decreasing by 1% annually    redemptions
                                                                 to 1% in the fifth year and   made within
                                                                  1% in the sixth year and      one year
                                                                  0% in the seventh year**     of purchase
    Redemption Fees                                    None*                None                  None
    Exchange Fees                                      None                 None                  None

  Annual Fund Operating Expenses***               Class A Shares       Class B Shares        Class C Shares
                                                  --------------       --------------        --------------
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

    Management Fees                                        .75%                .75%                  .75%
    12b-1 Fees+ (After Reduction)                          .15%++              .75%++                .75%++
    Other Expenses                                         .52%                .52%                  .52%
    Total Fund Operating Expenses                         1.42%               2.02%                 2.02%

  Example                                                            1 Year    3 years    5 years   10 years
  -------                                                            ------    -------    -------   --------

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
  each time period:         Class A                                     $54       $83        $115    $203
                            Class B                                     $71       $93        $119    $212
                            Class C                                     $31       $63        $109    $235
  You would pay the following expenses on the same investment,
  assuming no redemption:   Class A                                     $54       $83        $115    $203
                            Class B                                     $21       $63        $109    $212
                            Class C                                     $21       $63        $109    $235

The above example is based on restated data for the Fund's fiscal year ended December 31, 1995 and expenses expected to have been incurred if the Fund operated as an open-end investment company during the entire fiscal year ended December 31, 1995. The Fund operated as a closed-end fund prior to January 15, 1996. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes an estimate of operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian (domestic and foreign) fees.

* A 2% redemption fee will be imposed on redemptions of Class A shares acquired prior to January 15, 1996 (including shares thereafter acquired pursuant to the automatic reinvestment of dividends and distributions with respect to those shares) until July 12, 1996. See "Shareholder Guide--How to Sell Your Shares."

** Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide--Conversion Feature--Class B Shares."

*** Estimated based on expenses expected to have been incurred if the Fund operated as an open-end investment company during the entire fiscal year ended December 31, 1995. The Fund operated as a closed-end Fund prior to January 15, 1996.

+ Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges (12b-1 fee) on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed--Distributor."

++ Although the Class A, Class B and Class C Distribution and Service Plans provide that the Fund may pay up to an annual rate of .30 of 1%, 1% and 1% of average daily net assets of the Class A, Class B and Class C shares, respectively, the Distributor has agreed to limit its distribution fee with respect to Class A, Class B and Class C shares of the Fund to no more than .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the fiscal year ending December 31, 1996. Total operating expenses without such limitation would be 1.57% for Class A shares 2.27% for Class B and Class C shares. See "How the Fund is Managed--Distributor."

                              FINANCIAL HIGHLIGHTS
                                 CLASS A SHARES
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)


     The following financial highlights with respect to the five-year period ended December 31, 1995 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. No Class B or Class C shares were outstanding during these periods. The Fund operated as a closed-end investment company prior to January 15, 1996.

                                                                                                               July 31, 1987(a)
                                                           Year Ended December 31,                                 through
                                   ----------------------------------------------------------------------------- December 31,
                                   1995(c)   1994(c)   1993(c)   1992(c)   1991(c)   1990(c)   1989(c)   1988(c)   1987(c)
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period ............  $   6.76  $   7.84  $   7.38  $   8.28  $   8.25  $   8.25  $   8.95  $   9.86  $   9.27(d)
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
Income From Investment
 Operations

Net investment income ...........       .48       .45       .55       .67       .66       .59      .59        .64       .25
Net realized and unrealized
 gain (loss) on investment
 and foreign currencies
 transactions ...................      1.13      (.97)      .74      (.70)      .09       .06     (.19)      (.35)      .75
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
 Total from investment
  operations ....................      1.61      (.52)     1.29      (.03)      .75       .65      .40        .29      1.00
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
Less Distributions
Dividends from net
 investment income ..............      (.48)     (.23)     (.23)     (.67)     (.66)     (.59)     (.59)     (.64)     (.25)
Distributions in excess
 of net investment income(e) ....      (.21)       --        --        --        --        --        --        --        --
Distributions from net realized
 capital gains ..................        --      (.10)     (.54)     (.20)       --        --        --       --       (.11)
Distributions in excess of
 net capital gains(e) ...........        --        --      (.06)       --        --        --        --      (.32)       --
Tax return of capital
 distributions(e) ...............        --      (.23)       --        --      (.06)     (.21)     (.51)     (.24)     (.05)
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
 Total dividends and
  distributions .................      (.69)     (.56)     (.83)     (.87)     (.72)     (.80)    (1.10)    (1.20)     (.41)
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
Increase resulting from Fund
 share transactions .............        --        --        --        --        --       .15        --       --         --
                                   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of period ..  $   7.68  $   6.76  $   7.84  $   7.38  $   8.28  $   8.25  $   8.25  $   8.95  $   9.86
                                   ========  ========  ========  ========  ========  ========  ========  ========  ========
Market price per share,
 end of period ..................  $  7.375  $  5.625  $   7.00  $   7.00  $   7.75  $   7.25  $   7.50  $  9.125  $  10.00
                                   ========  ========  ========  ========  ========  ========  ========  ========  ========

TOTAL INVESTMENT RETURN(f) ......     44.39%   (12.04)%   11.57%     1.25%    17.44%     8.04%    (5.87)%    3.83%    12.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) .  $350,339  $308,703  $357,783  $336,780  $377,911  $376,722  $434,245  $469,141  $513,225
Average net assets (000) ........  $342,741  $331,421  $361,374  $364,037  $364,072  $382,943  $440,037  $488,462  $499,539
Ratio of expenses to average
 net assets .....................      1.05%     1.11%     1.07%     1.15%     1.29%     1.47%     1.59%     1.59%     1.75%(b)
Ratio of net investment
 income to average net assets ...      6.37%     6.21%     6.93%     8.36%     8.30%     7.40%     7.00%     6.87%     6.22%(b)
Portfolio turnover rate .........       203%      526%      441%      346%      267%      503%      477%      452%       97%

---------------


(a)  Commencement of investment operations.

(b)  Annualized.

(c) During these periods, the Fund operated as a closed-end investment company. Effective January 15, 1996, the Fund commenced operations as an open-end investment company. Accordingly, historical expenses and ratios of expenses to average net assets are not necessarily indicative of future expenses and related ratios.

(d)  Net of underwriting discount ($.70) and offering costs ($.03).

(e) These captions are provided in accordance with the American Institute of Certified Public Accountants' Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2) which was applied effective January 1, 1993. Since then, the Fund has been accounting and reporting for all distributions to shareholders in conformity with SOP 93-2. In accordance with SOP 93-2, distributions for years prior to 1993 have not been restated.

(f) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

                             HOW THE FUND IS MANAGED


     For the fiscal year ended December 31, 1995, the Fund's total expenses as a percentage of average net assets was 1.05%. See "Financial Highlights." During this period the Fund operated as a closed-end investment company.


MANAGER

     PRUDENTIAL MUTUAL FUND MANAGEMENT, INC. (PMF OR THE MANAGER), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .75 OF 1% OF THE FUND'S AVERAGE DAILY NET ASSETS UP TO US$1 BILLION AND .70 OF 1% OF SUCH ASSETS IN EXCESS OF US$1 BILLION. It was incorporated in April 1987 under the laws of the State of Delaware. For the fiscal year ended December 31, 1995, the Fund paid management fees to PMF of .75% of the Fund's average net assets. See "Manager" in the Statement of Additional Information.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     DIVIDENDS AND DISTRIBUTIONS


     As of December 31, 1995 the Fund had a capital loss carryforward for federal income tax purposes of approximately $12,631,300 which will expire in 2002. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward amount.

MF170 C-1 (3/1/96)

                      THE GLOBAL GOVERNMENT PLUS FUND, INC.


                       Supplement dated March 1, 1996 to

                       Statement of Additional Information
                             dated January 15, 1996

The following information supplements the Statement of Additional Information:

        INVESTMENT OBJECTIVE AND POLICIES--ADDITIONAL INVESTMENT POLICIES

PORTFOLIO TURNOVER

     The Fund has no fixed policy with respect to portfolio turnover; however, as a result of the Fund's investment policies, its annual portfolio turnover rate may exceed 100% although the rate is not expected to exceed 250%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Fund. The Fund's portfolio turnover rate was 203% and 526% for the fiscal years ended December 31, 1995 and 1994, respectively. The Fund's portfolio turnover rate for the fiscal year ended December 31, 1994 was high as a result of the Subadviser's attempt to minimize the impact of rising yields in the global bond market on principal.

                             DIRECTORS AND OFFICERS

     The Fund pays each of its Directors who is not an affiliated person of the investment adviser annual compensation of $10,000, plus $1,250 for each Board meeting attended in person in addition to certain out-of-pocket expenses. Directors received approximately $3,600 for reimbursement of out-of-pocket expenses in the aggregate for the fiscal year ended December 31, 1995. Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Directors' fees which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Board of Directors' fees, together with interest thereon, is a general obligation of the Fund.

     The Board of Directors has nominated a new slate of directors for the Fund which will be submitted to shareholders at a special meeting scheduled to be held in or about October 1996.

     The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with the Manager for the fiscal year ended December 31, 1995 and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other investment companies registered under the Investment Company Act of 1940 managed by Prudential Mutual Fund Management, Inc. (Fund Complex) for the calendar year ended December 31, 1995.


                                                                                                             Total
                                                                      Pension Or                         Compensation
                                                                      Retirement        Estimated          From Fund
                                                       Aggregate    Benefits Accrued      Annual            And Fund
                                                     Compensation   As Part Of Fund   Benefits Upon      Complex Paid
    Name And Position                                  From Fund       Expenses        Retirement        To Directors
    -----------------                                ------------   ----------------  -------------    ----------------
Edward D. Beach, Director .....................        $18,750            None            N/A          $183,250(22/43)*
Donald D. Lennox--Director ....................         18,750            None            N/A            86,250(10/22)*
Douglas H. McCorkindale--Director .............         18,750            None            N/A            63,750( 7/10)*
Thomas T. Mooney, Director ....................         18,750            None            N/A           129,625(14/19)*
Louis A. Weil III--Director ...................         18,750            None            N/A            93,750(11/16)*

-------------

* Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

     As of February 9, 1996, the Directors and officers of the Fund as a group owned less than 1% of the outstanding common stock of the Fund.

     As of February 9,1996, Prudential Securities was record holder of 5,541,251 shares (or 20.3% of the outstanding shares), of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

MF170 C-2 (3/1/96)

     As of February 9, 1996, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest of the Fund were: Smith Barney Inc, 333 West 34th St, New York, NY 10001-2404, who held 1,769,398 Class A shares (6.5%); Everen Clearing Corp, 111 East Kilbourn Ave, Milwaukee, WI 53202-6611, who held 2,394,791 Class A shares (8.8%); and Charles Schwab & Co. Inc., 101 Montgomery St., San Francisco, CA 94014, who held 1,595,767 Class A shares (5.8%) of the Fund.

                                     MANAGER

     PMF earned management fees of $2,570,602, $2,490,259 and $2,719,621 for the fiscal years ended December 31, 1995, 1994 and 1993, respectively.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Fund paid no brokerage commissions to Prudential Securities for the fiscal years ended December 31, 1995, 1994 and 1993.

                     PURCHASE AND REDEMPTION OF FUND SHARES

SPECIMEN PRICE MAKE-UP

     Under the current distribution arrangements between the Fund and the Distributor, Class A* shares of the Fund are sold at a maximum sales charge of 4% and Class B* and Class C* shares are sold at net asset value. Using the Fund's net asset value at December 31,1995, the maximum offering price of the Fund's shares is as follows:

    Class A
    Net asset value and redemption price per Class A share ...........................     $7.68
                                                                                           -----
    Maximum sales charge (4.0% of offering price) ....................................       .32
                                                                                           -----
    Offering price to public .........................................................     $8.00
                                                                                           =====

    Class B
    Net asset value, offering price and redemption price per Class B share* ..........     $7.68
                                                                                           =====

    Class C
    Net asset value, offering price and redemption price per Class C share* ..........     $7.68
                                                                                           =====

-----------

* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus. Class B and Class C shares did not exist on December 31, 1995 when the Fund operated as a closed-end fund and since then the shares then outstanding have been reclassified as Class A shares.


                             PERFORMANCE INFORMATION

GENERAL INFORMATION

     The Fund operated as a closed-end investment company prior to January 15, 1996. Thereafter, shares previously outstanding were reclassified as Class A shares. No Class B or Class C shares were outstanding during any of the periods reported below.

     AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

     Average annual total return is computed according to the following formula:

                                  P(1+T)(n) = ERV

    Where:  P    =  a hypothetical initial payment of $1,000.
            T    =  average annual total return.
            n    =  number of years.
            ERV  =  ending redeemable value at the end of the one, five or ten year periods (or fractional portion thereof) of a hypothetical $1,000 investment made at the beginning of the one, five or ten year periods.

     Average annual total return does not take into account any federal or state income taxes that may be payable upon redemption.

     The average annual total return for Class A shares for the one year, five years and since inception periods ended December 31, 1995 was 44.4%, 10.6% and 8.5%, respectively (based on market price and excluding commissions or sales loads) and 20.2%, 8.2% and 8.5%, respectively (based on net asset value and assuming the maximum sales charge to which Class A shares are subject was in effect but without regard to the distribution fee and other higher operating expenses to which the Fund is subject as an open-end investment company).

     AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

     Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                      ERV-P
                                      ------
                                        P

   Where:       P  = a hypothetical initial payment of $1,000.

              ERV  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods
                    (or fractional portion thereof) at the end of the one, five or ten year periods.

     Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption.

     The Fund's aggregate total return for Class A shares for the one year, five years and since inception periods ended December 31, 1995 was 44.4%, 68.6% and 99.4%, respectively (based on market price), and 20.2%, 48.2% and 99.3%, respectively (based on net asset value).

     YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B and Class C shares. The yield will be computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. Yield is calculated according to the following formula:

                                           a - b     6
                              YIELD = 2[ ( -----  +1)   -1]
                                            cd

     Where: a = dividends and interest earned during the period.

            b = expenses accrued for the period (net of reimbursements).

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

            d = the maximum offering price per share on the last day of the period.

     Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period.

     The Fund's 30-day yields for the 30 days ended December 31, 1995, was 6.28% (based on market price per share), 5.79% (based on net asset value per share and assuming the maximum sales charge to which Class A shares are subject was in effect but without regard to the distribution fee and other higher operating expenses to which the Fund is subject as an open-end investment company) and 5.56% for the 30 days ended February 15, 1996 (based on net asset value and assuming the maximum offering price of Class A shares on February 15, 1996).

Portfolio of Investments as of     THE GLOBAL GOVERNMENT PLUS
December 31, 1995                  FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)                Description          US$ Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS(a)--88.8%
------------------------------------------------------------
Australia--2.1%
    A$       4,700   New South Wales Treasury
                       Corporation,
                     6.50%, 5/1/06                    $  3,026,877
             6,750   Queensland Treasury
                       Corporation,
                     6.50%, 6/14/05                      4,402,360
                                                      ------------
                                                         7,429,237
------------------------------------------------------------
Canada--5.8%
    C$       5,000   British Columbia Provincial
                       Bond,
                     7.75%, 6/16/03                      3,795,265
                     Canadian Government Bonds,
            13,500   9.00%, 12/1/04                     11,147,742
             6,200   9.00%, 6/1/25                       5,294,678
                                                      ------------
                                                        20,237,685
------------------------------------------------------------
Czech Republic--0.2%
    CZK     20,000   Skoda Finance,
                     11.625%, 2/9/98                       761,037
------------------------------------------------------------
Denmark--6.8%
                     Danish Government Bonds,
    DKr     42,600   8.00%, 5/15/03                      8,178,999
            57,790   7.00%, 12/15/04                    10,353,490
            28,250   8.00%, 3/15/06                      5,368,853
                                                      ------------
                                                        23,901,342
------------------------------------------------------------
France--1.0%
   FF       17,000   National Bank of Hungary,
                     8.00%, 11/12/99                     3,382,644
------------------------------------------------------------
Germany--10.8%
    DM       5,750   DSL Finance BV,
                     7.375%, 2/15/00                     4,345,417
                     German Government Bonds,
    DM       4,140   5.375%, 2/22/99                     2,979,852
             5,000   5.75%, 8/22/00                      3,625,318
            21,410   6.75%, 4/22/03                     15,813,865
             5,300   7.375%, 1/3/05                      4,042,341
            10,500   6.25%, 1/4/24                       6,831,890
                                                      ------------
                                                        37,638,683
------------------------------------------------------------
Ireland--3.2%
                     Irish Government Bonds,
   IEP       4,800   9.25%, 7/11/03                      8,531,817
             1,700   8.00%, 8/18/06                      2,808,295
                                                      ------------
                                                        11,340,112
------------------------------------------------------------
Italy--4.9%
  Lira   2,500,000   Bayerische Landesanstalt Bank,
                     10.625%, 5/12/00                    1,593,394
                     Italian Government Bonds,
        18,500,000   8.50%, 8/1/99                      11,069,998
         7,500,000   10.00%, 8/1/03                      4,604,681
                                                      ------------
                                                        17,268,073
------------------------------------------------------------
Netherlands--6.7%
                     Dutch Government Bonds,
    NLG      2,200   7.50%, 6/15/99                      1,495,259
             4,900   9.00%, 7/1/00                       3,535,153
            24,000   7.00%, 6/15/05                     16,012,476
             3,600   7.50%, 1/15/23                      2,461,385
                                                      ------------
                                                        23,504,273
------------------------------------------------------------
New Zealand--0.8%
    NZ$      4,000   New Zealand Government Bond,
                     10.00%, 7/15/97                     2,685,064

-------------------------------------------------------------------------------
See Notes to Financial Statements.

Portfolio of Investments as of    THE GLOBAL GOVERNMENT PLUS
December 31, 1995                 FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)                Description          US$ Value (Note 1)
------------------------------------------------------------
Spain--3.5%
   Pts     480,000   Republic of Argentina,
                     12.80%, 12/9/97                  $  3,879,503
                     Spanish Government Bonds,
           600,000   10.30%, 6/15/02                     5,106,692
           450,000   8.20%, 2/28/09                      3,285,206
                                                      ------------
                                                        12,271,401
------------------------------------------------------------
United Kingdom--7.1%
   (BP)      2,000   Guaranteed Export Finance
                       Corporation,
                     7.25%, 12/15/98                     3,123,935
                     United Kingdom Treasury Bonds,
             3,000   9.00%, 3/3/00                       5,016,681
             6,060   8.00%, 9/25/09                      9,693,691
             5,250   6.25%, 11/25/10                     7,099,607
                                                      ------------
                                                        24,933,914
------------------------------------------------------------
United States--35.9%
Corporate Bonds--2.7%
    US$      1,250   Banco Nacional de Commercial
                       Exterior (Mexico),
                     7.50%, 7/1/00                       1,079,688
             2,000   Bancomer SA (Mexico),
                     8.00%, 7/7/98                       1,850,000
                     Cemex SA (Mexico),
             2,300   8.875%, 6/10/98                     2,208,000
             2,000   9.50%, 9/20/01                      1,812,500
             2,550   Financira Energetica Nacional,
                       (Colombia)
                     9.00%, 11/8/99                      2,661,562
                                                      ------------
                                                         9,611,750
                                                      ------------
Sovereign Bonds--2.9%
                     Republic of Brazil,
             1,900   6.6875%, 1/1/01, IDU, FRB           1,636,375
             3,000   6.00%, 9/15/13                      1,665,000
             2,000   Republic of Colombia,
                     8.75%, 10/6/99                      2,103,128
             2,100   Republic of Ecuador,
                     6.8125%, 2/28/25, FRB               1,060,500
             4,650   Republic of Poland,
                     6.875%, 10/27/24, FRB               3,510,750
                                                      ------------
                                                         9,975,753
                                                      ------------
Supranational Bond--0.5%
             1,800   Corporation Andina de Fomento,
                     7.375%, 7/21/00                     1,804,500
                                                      ------------
U.S. Government Obligations--29.8%
             7,700   United States Treasury Bond,
                     7.50%, 11/15/24                     9,255,631
                     United States Treasury Notes,
             7,750   6.00%, 11/30/97                     7,863,847
             6,575   6.75%, 5/31/99                      6,867,785
            27,090   6.75%, 6/30/99                     28,325,846
             7,000   6.125%, 9/30/00                     7,210,000
            32,000   5.75%, 8/15/03                     32,384,960
            10,800   7.875%, 11/15/04                   12,501,000
                                                      ------------
                                                       104,409,069
                                                      ------------
                                                       125,801,072
                                                      ------------
                     Total long-term investments
                       (cost US$293,676,856)           311,154,537
                                                      ------------
SHORT-TERM INVESTMENTS--13.7%
------------------------------------------------------------
Australia--1.2%
    A$       5,700   Barclays Bank Time Deposit,
                     7.125%, 1/5/96                      4,241,355
------------------------------------------------------------
Czech Republic--0.5%
    CZK     45,000   Unilever, Euro Commercial
                       Paper, (b)
                     10.40%, 1/17/96                     1,676,830
------------------------------------------------------------
Italy--0.2%
  Lira   1,300,000   Mellon Bank Time Deposit,
                     10.25%, 1/5/96                        819,956
-------------------------------------------------------------------------------
                                             See Notes to Financial Statements.
                                      B-5

THE GLOBAL GOVERNMENT PLUS FUND, INC.
Portfolio of Investments as of December 31, 1995
------------------------------------------------------------

Principal
Amount
(000)                Description          US$ Value (Note 1)
------------------------------------------------------------
New Zealand--2.0%
    NZ$      1,700   Mellon Bank Time Deposit,
                     8.25%, 1/5/96                    $  1,110,610
             9,000   New Zealand Government Bond,
                     9.00%, 11/15/96                     5,909,627
                                                      ------------
                                                         7,020,237
------------------------------------------------------------
Spain--0.8%
   Pts     340,000   Barclays Bank Time Deposit,
                     9.0625%, 1/5/96                     2,804,062
------------------------------------------------------------
United States--9.0%
    US$     31,284   Joint Repurchase Agreement
                       Account,
                       5.85%, 1/2/96, (Note 4)          31,284,000
                                                      ------------
                     Total short-term investments
                       (cost US$47,825,655)             47,846,440
                                                      ------------
------------------------------------------------------------
Total Investments--102.5%
                     (cost $341,502,511; Note 3)       359,000,977
                     Liabilities in excess of other
                       assets--(2.5%)                   (8,662,068)
                                                      ------------
                     Net Assets--100%                 $350,338,909
                                                      ------------
                                                      ------------

---------------
Portfolio securities are classified according to the security's currency denomination.
(a) Principal amount segregated as collateral for forward currency contracts.
(b) Percentages quoted represent yields to maturity as of purchase date.
FRB--Floating Rate Bond.
IDU--Interest Due and Unpaid.
-------------------------------------------------------------------------------
See Notes to Financial Statements.
                                      B-6

Statement of Assets and Liabilities       THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------

Assets                                                                                                      December 31, 1995
                                                                                                            -----------------
Investments, at value (cost $341,502,511)...............................................................        $ 359,000,977
Foreign currency, at value (cost $281,774)..............................................................              283,956
Cash....................................................................................................                  623
Interest receivable.....................................................................................            8,685,851
Forward currency contracts--amount receivable from counterparties.......................................               91,309
Other assets............................................................................................              175,769
                                                                                                              -----------------
   Total assets.........................................................................................          368,238,485
                                                                                                              -----------------
Liabilities
Distribution payable....................................................................................            9,652,194
Dividend payable........................................................................................            6,779,229
Forward currency contracts--amount payable to counterparties............................................              799,459
Accrued expenses and other liabilities..................................................................              439,663
Management fee payable..................................................................................              229,031
                                                                                                              -----------------
   Total liabilities....................................................................................           17,899,576
                                                                                                              -----------------
Net Assets..............................................................................................        $ 350,338,909
                                                                                                              -----------------
                                                                                                              -----------------
Net assets were comprised of:
   Common stock, at par.................................................................................        $     526,425
   Paid-in capital in excess of par.....................................................................          394,006,793
   Cost of 7,000,000 shares held in treasury............................................................          (50,685,700)
                                                                                                              -----------------
                                                                                                                  343,847,518
   Undistributed net investment income..................................................................            2,754,368
   Accumulated net realized loss on investments.........................................................          (13,047,385)
   Net unrealized appreciation on investments and foreign currencies....................................           16,784,408
                                                                                                              -----------------
Net assets, December 31, 1995...........................................................................        $ 350,338,909
                                                                                                              -----------------
                                                                                                              -----------------
Net asset value per share:
   ($350,338,909 / 45,642,508 shares of common stock outstanding).......................................                  $7.68
                                                                                                              -----------------
                                                                                                              -----------------

-------------------------------------------------------------------------------
                                            See Notes to Financial Statements.
                                       B-7

THE GLOBAL GOVERNMENT PLUS FUND, INC.
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                  Year Ended
Net Investment Income                          December 31, 1995
---------------------                          -----------------
Income
   Interest and discount earned (net of
      foreign withholding taxes of $55,663).       $25,453,162
                                               -----------------
Expenses
   Management fee...........................        2,570,602
   Reports to shareholders..................          400,000
   Custodian's fees and expenses............          140,000
   Transfer agent's fees and expenses.......          125,000
   Directors' fees..........................           94,000
   Legal fees and expenses..................           75,000
   Audit fee and expenses...................           72,000
   Insurance expense........................           71,000
   Miscellaneous............................           64,904
                                               -----------------
      Total expenses........................        3,612,506
                                               -----------------
Net investment income.......................       21,840,656
                                               -----------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions..................       25,951,255
   Foreign currency transactions............        4,643,245
   Written options transactions.............       (2,543,236)
                                               -----------------
                                                   28,051,264
                                               -----------------
Net change in unrealized appreciation on:
   Investments..............................       22,490,162
   Foreign currencies.......................          631,249
   Written options..........................          115,131
                                               -----------------
                                                   23,236,542
                                               -----------------
Net gain on investments and foreign
   currencies...............................       51,287,806
                                               -----------------
Net Increase in Net Assets
Resulting from Operations...................      $73,128,462
                                               -----------------
                                               -----------------

THE GLOBAL GOVERNMENT PLUS FUND, INC.
Statement of Changes in Net Assets

Increase (Decrease)                   Year Ended December 31,
                                    ----------------------------
in Net Assets                           1995            1994
                                    ------------    ------------
Operations:
   Net investment income..........  $ 21,840,656    $ 20,595,065
   Net realized gain (loss) on
      investment and foreign
      currency transactions.......    28,051,264     (36,867,119)
   Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency transactions.......    23,236,542      (7,476,303)
                                    ------------    ------------
   Net increase (decrease) in net
      assets resulting from
      operations..................    73,128,462     (23,748,357)
                                    ------------    ------------
Dividends and distributions:
   Dividends from net investment
      income......................   (21,840,656)    (10,301,920)
   Distribution from net realized
      capital gains...............            --      (4,634,400)
   Distribution in excess of net
      investment income...........    (9,652,194)             --
   Tax return of capital
      distribution................            --     (10,394,847)
                                    ------------    ------------
Total dividends and
   distributions..................   (31,492,850)    (25,331,167)
                                    ------------    ------------
Total increase (decrease).........    41,635,612     (49,079,524)
Net Assets
Beginning of year.................   308,703,297     357,782,821
                                    ------------    ------------
End of year.......................  $350,338,909    $308,703,297
                                    ------------    ------------
                                    ------------    ------------

-------------------------------------------------------------------------------
See Notes to Financial Statements.
                                      B-8

Notes to Financial Statements             THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------
The Global Government Plus Fund, Inc. (the "Fund") was organized in Maryland on April 20, 1987, as a closed-end, non-diversified management investment company. Investment operations commenced on July 31, 1987. On December 6, 1995, shareholders approved the conversion of the Fund to an open-end Fund. Effective January 15, 1996, the Fund began operating as an open-end Fund (Note 6).

The Fund's investment objective is to maximize total return, the components of which are current income and capital appreciation. The Fund invests primarily in investment grade bonds, i.e., bonds rated within the four highest quality grades as determined by Moody's Investor's Service or Standard & Poor's Rating's Group, or in unrated securities of equivalent quality. In addition, the Fund is permitted to invest up to 10% of the Fund's total assets in bonds rated below investment grade with a minimum rating of B, or in unrated securities of equivalent quality. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Forward currency contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequecy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized gains on foreign currency transactions represent net foreign exchange gains from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, U.S. and foreign taxes recorded on the Fund's books and the US dollar equivalent amounts actually received or paid. Net currency gains (losses) from valuing foreign currency denominated assets (excluding investments) and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.
-------------------------------------------------------------------------------
                                      B-9

Notes to Financial Statements             THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. There were no outstanding options written at December 31, 1995.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Dividends and Distributions: Dividends are declared quarterly. Distributions of long-term capital gains, if any, will be declared annually. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $12,406,562 and increase accumulated net realized losses on investments by $12,406,562 for foreign currency gains realized or recognized during the year ended December 31, 1995. Net investment income, net realized gains and net assets were not affected by this change.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. ("PMF"). Pursuant to this agreement PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management
-------------------------------------------------------------------------------
                                      B-10

Notes to Financial Statements             THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------
of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF was computed weekly through January 12, 1996 and payable monthly at the annual rate of 0.75% of the Fund's average weekly net assets up to US $1 billion and 0.70% of average weekly net assets in excess of US $1 billion. Effective January 15, 1996, the computation is performed daily (Note 6).

PMF and PIC are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America (``Prudential'').
------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments and options written, for the year ended December 31, 1995 aggregated $627,326,584 and $619,581,236, respectively.

At December 31, 1995, the Fund had outstanding forward currency contracts to sell foreign currencies, as follows:

                      Value at
 Foreign Currency  Settlement Date    Current      Appreciation
  Sale Contracts     Receivable        Value      (Depreciation)
------------------ ---------------  ------------  ---------------
British Pounds,
  expiring
  1/24/96.........  $  12,718,897   $ 12,793,075     $ (74,178)
French Francs,
  expiring
1/24/96-9/16/96...     10,084,906     10,495,075      (410,169)
German
  Deutschemarks,
  expiring
  1/24/96.........     48,727,275     48,892,076      (164,801)
Irish Punts,
  expiring
  1/24/96.........      3,905,085      3,921,605       (16,520)
Italian Lira,
  expiring
  1/5/96..........        876,349        880,360        (4,011)
Japanese Yen,
  expiring
  1/24/96.........      5,329,373      5,238,064        91,309
Netherland
  Guilders,
  expiring
  1/24/96.........     25,528,490     25,613,384       (84,894)
Swiss Francs,
  expiring
  1/24/96.........     14,473,706     14,518,592       (44,886)
                   ---------------  ------------  ---------------
                    $ 121,644,081   $122,352,231     $(708,150)
                   ---------------  ------------  ---------------
                   ---------------  ------------  ---------------

Transactions in options written for the year ended December 31, 1995 were as follows:

                                     Number
                                    of Units        Premiums
                                      (000)         Received
                                 ---------------   -----------
Options outstanding at
  December 31, 1994............        48,147      $   531,268
Options written................       100,002          607,300
Options terminated in closing
  purchase transactions........      (131,749)        (883,499)
Options exercised..............       (16,400)        (255,069)
                                 ---------------   -----------
Options outstanding at
  December 31, 1995............             0                0
                                 ---------------   -----------
                                 ---------------   -----------

The United States federal income tax basis of the Fund's investments at December 31, 1995 was $342,222,681 and, accordingly, net unrealized appreciation for United States federal income tax purposes was $16,778,296 (gross unrealized appreciation--$16,983,383; gross unrealized depreciation--$205,087).

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 1995 of approximately $12,631,300 which will expire in 2002. Such carryforward is after utilization of approximately $7,264,530 to offset the Fund's net taxable gains recognized in the year ended December 31, 1995. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amount.

The Fund has elected to treat approximately $2,362,300 of net capital losses and approximately $6,843,600 of net currency losses incurred in the two month period ended December 31, 1994 as having been incurred in the current fiscal year.
------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1995, the Fund had a 2.7% undivided interest in the joint account. The undivided interest for the Fund represented $31,284,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns Co., Inc., 5.80%, in the principal amount of $262,000,000, repurchase price $262,168,844, due 1/2/96. The value of the collateral including accrued interest was $267,947,172.
-------------------------------------------------------------------------------
                                      B-11

Notes to Financial Statements             THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------
BT Securities Corp., 5.75%, in the principal amount of $61,765,000, repurchase price $61,804,461, due 1/2/96. The value of the collateral including accrued interest was $63,059,883.

Goldman, Sachs & Co., 5.90%, in the principal amount of $365,000,000, repurchase price $365,239,278, due 1/2/96. The value of the collateral including accrued interest was $372,300,053.

Morgan Stanley & Co., Inc., 5.89%, in the principal amount of $103,000,000, repurchase price $103,067,408, due 1/2/96. The value of the collateral including accrued interest was $105,192,608.

Smith Barney, Inc., 5.83%, in the principal amount of $365,000,000, repurchase price $365,236,439, due 1/2/96. The value of the collateral including accrued interest was $372,300,416.
------------------------------------------------------------
Note 5. Capital
There are 200 million shares of $.01 par value common stock authorized. Of the 45,642,508 shares outstanding at December 31, 1995, Prudential owned 11,000 shares.

Note 6. Subsequent Event
The Board of Directors and shareholders of the Fund approved the conversion of the Fund from a closed-end fund to an open-end fund and approved specific changes to the Fund's Articles of Incorporation and investment restrictions to facilitate the conversion. Effective January 15, 1996 the Fund began operations as an open-end fund and began offering three classes of shares (Class A, B and C shares) through Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential. Accordingly, the Fund will compute its net asset value and accept orders to redeem its outstanding shares on a daily basis. However, a 2% redemption fee, payable to the Fund, will be imposed on all redemptions of Fund shares acquired prior to the conversion during the first six months following the conversion. Also in conjunction with the conversion, Prudential Mutual Fund Services, Inc., a wholly-owned subsidiary of PMF, commenced serving as the Fund's transfer agent.

Primarily as a result of Fund share redemptions subsequent to the conversion, total net assets of the Fund declined to approximately $204,984,000 as of February 26, 1996.
-------------------------------------------------------------------------------
                                      B-12

Notes to Financial Statements             THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------
Note 7. Quarterly Data
(Unaudited)

                                                                    Net realized and
                                                                       unrealized
                                                                   gains (losses) on           Net increase (decrease)
                                                                      investments                   in net assets
                                      Net Investment                 and foreign                   resulting from
    Quarterly                             income                      currencies                     operations
     period           Total        -----------------------      ------------------------        ------------------------
     ended           income         Amount       Per share        Amount        Per share        Amount        Per share
     -----           ------         ------       ---------        ------        ---------        ------        ---------
March 31, 1994     $6,244,690     $5,303,162       $0.12       $(18,489,710)     $ (0.41)     $(13,186,548)     $ (0.29)
June 30, 1994       6,041,022      5,135,895        0.11        (10,804,079)       (0.23)       (5,668,184)       (0.12)
Sept. 30, 1994      5,910,445      4,885,074        0.11         (6,032,968)       (0.13)       (1,147,894)       (0.02)
Dec. 31, 1994       6,073,987      5,270,934        0.11         (9,016,665)       (0.20)       (3,745,731)       (0.09)
March 31, 1995      5,540,900      4,672,947        0.10         (4,296,139)       (0.09)          376,808         0.01
June 30, 1995       6,265,137      5,424,582        0.12         41,642,365         0.91        47,066,947         1.03
Sept. 30, 1995      6,774,331      5,868,497        0.13          3,726,139         0.08         9,594,636         0.21
Dec. 31, 1995       6,872,794      5,874,630        0.13         10,215,441         0.23        16,090,071         0.36

                         Dividends
                            and                   Share
   Quarterly           distributions              price
    period        -------------------------     ------------
     ended         Amount        Per share     High     Low
     -----         ------        ---------     ----     ---
March 31, 1994   $10,040,927      $  0.22     $7 1/4   $6 1/4
June 30, 1994      5,477,101         0.12      6 1/2    5 5/8
Sept. 30, 1994     5,020,675         0.11      6 1/4    5 3/4
Dec. 31, 1994      4,792,464         0.11      6       5 1/2
March 31, 1995     4,792,273        0.105      6 1/8    5 1/2
June 30, 1995      4,792,273        0.105      6 5/8    5 7/8
Sept. 30, 1995     5,476,881        0.120      7 3/8    6
Dec. 31, 1995     16,431,423        0.360      7 3/4    7 1/8

-------------------------------------------------------------------------------
                                      B-13

Financial Highlights                      THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------

                                                                           Year Ended December 31,
                                                         ------------------------------------------------------------
                                                           1995         1994         1993         1992         1991
                                                         --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...................    $   6.76     $   7.84     $   7.38     $   8.28     $   8.25
                                                         --------     --------     --------     --------     --------
Net investment income................................         .48          .45          .55          .67          .66
Net realized and unrealized gain (loss) on
   investments and foreign currencies................        1.13         (.97)         .74         (.70)         .09
                                                         --------     --------     --------     --------     --------
   Total from investment operations..................        1.61         (.52)        1.29         (.03)         .75
                                                         --------     --------     --------     --------     --------
Dividends from net investment income.................        (.48)        (.23)        (.23)        (.67)        (.66)
Distributions from net realized capital gains........       --            (.10)        (.54)        (.20)       --
Distributions in excess of net investment income             (.21)       --           --           --           --
Distributions in excess of net capital gains.........       --           --            (.06)       --           --
Tax return of capital distributions..................       --            (.23)       --           --            (.06)
                                                         --------     --------     --------     --------     --------
   Total dividends and distributions.................        (.69)        (.56)        (.83)        (.87)        (.72)
                                                         --------     --------     --------     --------     --------
Net asset value, end of year.........................    $   7.68     $   6.76     $   7.84     $   7.38     $   8.28
                                                         --------     --------     --------     --------     --------
                                                         --------     --------     --------     --------     --------
Per share market price, end of year..................    $  7.375     $  5.625     $   7.00     $   7.00     $   7.75
                                                         --------     --------     --------     --------     --------
                                                         --------     --------     --------     --------     --------
TOTAL INVESTMENT RETURN(a)...........................       44.39%     (12.04)%       11.57%        1.25%       17.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)........................    $350,339     $308,703     $357,783     $336,780     $377,911
Average net assets (000).............................    $342,741     $331,421     $361,374     $364,037     $364,072
Ratio of expenses to average net assets..............        1.05%        1.11%        1.07%        1.15%        1.29%
Ratio of net investment income to average net
   assets............................................        6.37%        6.21%        6.93%        8.36%        8.30%
Portfolio turnover rate..............................         203%         526%         441%         346%         267%

---------------
(a) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

    Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the years indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.
-------------------------------------------------------------------------------
See Notes to Financial Statements.
                                      B-14

Report of Independent Accountants         THE GLOBAL GOVERNMENT PLUS FUND, INC.
-------------------------------------------------------------------------------
To the Board of Directors and Shareholders of The Global Government Plus Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Government Plus Fund, Inc. (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 28, 1996
-------------------------------------------------------------------------------
                                      B-15

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS:

     (1) Financial Statements incorporated by reference in the Prospectus constituting Part A of this Registration Statement:

          Financial Highlights.

     (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:


          Portfolio of Investments at December 31, 1995

          Statement of Assets and Liabilities at December 31, 1995

          Statement of Operations for the Fiscal Year Ended December 31, 1995

          Statement of Changes in Net Assets for the Fiscal Years ended December 31, 1995 and 1994.


          Notes to Financial Statements.

          Financial Highlights.

          Report of Independent Accountants.

     (B) EXHIBITS:

     1. (a) Articles of Incorporation. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5123, filed on April 20, 1987.

          (b) Articles of Amendment and Restatement. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-2, File No. 33-5123, filed on April 28, 1989.


          (c) Amended and Restated Articles of Incorporation.Incorporated by reference to Exhibit 1(c) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     2. (a) By-Laws. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5470, filed on April 20, 1987.

          (b) By-Laws as amended through June 18, 1987. Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5123, filed on July 24, 1987.

          (c) By-Laws as amended through March 16, 1989. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-2, File No. 33-5123, filed on April 28, 1989.


          (d) Amended and Restated By-Laws. Incorporated by reference to Exhibit 2(d) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     3.   Not Applicable.


     4. Instruments defining rights of shareholders. Incorporated by reference to Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     5. (a) Investment Management Agreement Between the Fund and The Prudential Insurance Company of America, dated July 23, 1987. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5123, filed on April 20, 1987.

          (b) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., dated May 1, 1988. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-2, File No. 33-5123, filed on April 29, 1988.

          (c) Service Agreement between The Prudential Insurance Company of America and The Prudential Investment Corporation dated December 31, 1984. Incorporated by reference to Registration Statement on Form N-2, File 33-5123, filed April 20, 1987.

          (d) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Post-Effective Amendment No. 1, File No. 33-5123, filed on April 29, 1988.


          (e) Form of Amended Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to
          Exhibit 5(e) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

          (f) Form of Amended Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit 5(f) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

     6. (a) Underwriting Agreement. Incorporated by reference to Registration Statement on Form N-2, File 33-5123, filed April 20, 1987.

          (b) Agreement Among Underwriters. Incorporated by reference to Registration Statement on Form N-2, File 33-5123, filed on April 20, 1987.


          (c) Form of Distribution Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to
          Exhibit 6(c) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

          (d) Form of Selected Dealer Agreement. Incorporated by reference to
          Exhibit 6(d) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     7.   Not Applicable.

     8. (a) Custody Agreement between the Fund and State Street Bank and Trust Company. Incorporated by reference to Registration Statement on Form N-2, File 33-5123, filed on April 20, 1987.


          (b) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     9. (a) Registrar, Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5123, filed on April 20, 1987.

          (b) Dividend Reinvestment Plan. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5123, filed on April 20, 1987.

          (c) Administration Agreement between the Registrant and
          Prudential-Bache Securities Inc. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5123, filed on April 20 1987.

          (d) Note Agreement between the Registrant and The Prudential Insurance Company of America dated July 31, 1987. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5123, filed on April 30, 1990.


          (e) Form of Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit 9(e) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     10. Opinion and Consent of Counsel. Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5123, filed on July 24, 1987.

     11.  Consent of Independent Accountants.*

     12.  Not Applicable.

     13. Subscription Agreement between the Registrant and The Prudential Insurance Company of America. Incorporated by reference to Exhibit 14 of Registration Statement, File No. 33-5123, filed on April 20, 1987.

     14.  Not Applicable.


     15. (a) Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit 15(a) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

          (b) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

          (c) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

     16. Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit 16 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

     17.  Financial Data Schedules.*


     18.  Not Applicable.

-------------

          * Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of February 9, 1996 there were approximately 11,771 Class A, 3 Class B and 2 Class C shareholders of record.

ITEM 27. INDEMNIFICATION

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VII of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(a) and (b) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) Prudential Mutual Fund Management, Inc.

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.

     (a) Prudential Mutual Fund Management, Inc.


Name And Address              Position With PMF                              Principal Occupations
----------------              -----------------                              ---------------------
Brendan D. Boyle              Executive Vice President,    Executive Vice President, Director of Marketing and
                              Director of Marketing and      Director, PMF; Senior Vice President, Prudential Securities
                              Director                       Incorporated (Prudential Securities); Chairman and
                                                             Director,  Prudential Mutual Fund Distributors, Inc. (PMFD)

Stephen P. Fisher             Senior Vice President        Senior Vice President, PMF; Senior Vice President,
                                                             Prudential Securities; Vice President, PMFD

Frank W. Giordano             Executive Vice               Executive Vice President, General Counsel, Secretary and
                              President, General             Director, PMF and PMFD; Senior Vice President, Prudential
                              Counsel, Secretary and         Securities; Director, Prudential Mutual Fund Services, Inc.
                              Director                       (PMFS)



Name And Address              Position With PMF                              Principal Occupations
----------------              -----------------                              ---------------------
Robert F. Gunia               Executive Vice               Executive Vice President, Chief Financial and Administrative
                              President, Chief               Officer, Treasurer and Director, PMF; Senior Vice President,
                              Financial and Administrative   Prudential Securities; Executive Vice President, Chief
                              Officer, Treasurer, and        Financial Officer, Treasurer, and Director, PMFD; Director,
                              Director                       PMFS

Theresa A. Hamacher           Director                     Director, PMF; Vice President, Prudential; Vice President,
751 Broad Street                                             Prudential Investment Corporation (PIC)
Newark, NJ 07102

Timothy J. O'Brien            Director                     President, Chief Executive Officer, Chief Operating Officer
Raritan Plaza One                                            and Director, PMFD; Chief Executive Officer and Director,
Edison, NJ 08837                                             PMFS; Director, PMF

Richard A. Redeker            President, Chief             President, Chief Executive Officer and Director, PMF;
                              Executive Officer and          Executive Vice President, Director and Member of the
                              Director                       Operating Committee, Prudential Securities; Director,
                                                             Prudential Securities Group, Inc. (PSG); Executive Vice
                                                             President, PIC; Director, PMFD; Director, PMFS

S. Jane Rose                  Senior Vice President,       Senior Vice President, Senior Counsel and Assistant
                              Senior Counsel                 Secretary, PMF; Senior Vice President and Senior Counsel,
                              and Assistant                  Prudential Securities
                              Secretary

     (b) The Prudential Investment Corporation (PIC)

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


Name And Address              Position With PIC                                Principal Occupations
----------------              -----------------                                ---------------------
William M. Bethke             Senior Vice President        Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102


Barry M. Gillman              Vice President and Director  Vice President and Director, PIC


Theresa A. Hamacher           Vice President               Vice President, Prudential; Vice President, PIC; Director, PMF

Harry E. Knapp, Jr.           President, Chairman of the   President, Chairman of the Board, Chief Executive Officer
                              Board, Chief Executive         and Director, PIC; Vice President, Prudential
                              Officer and Director


Richard A. Redeker            Executive Vice President     President, Chief Executive Officer and Director, PMF;
One Seaport Plaza                                            Executive Vice President, Director and Member of the
New York, NY 10272                                           Operating Committee, Prudential Securities; Director, PSG;
                                                             Executive Vice President, PIC; Director, PMFD; Director, PMFS

John L. Reeve                 Senior Vice President        Managing Director, Prudential Asset Management Group; Senior
                                                             Vice President, PIC


Eric A. Simonson              Vice President and Director  Vice President and Director, PIC; Executive Vice President,
                                                             Prudential

ITEM 29. PRINCIPAL UNDERWRITERS

     Prudential Securities Incorporated


     Prudential Securities Incorporated is distributor for The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Fund, Inc., Prudential-Bache Money Mart Assets, Inc. (d/b/a Prudential Money Mart Assets), Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Fund, Inc. Prudential Utility Fund, Inc. and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:


               Corporate Investment Trust Fund
               Prudential Equity Trust Shares
               National Equity Trust
               Prudential Unit Trusts
               Government Securities Equity Trust
               National Municipal Trust

-------------

     (b) Information concerning the directors and officers of Prudential Securities Incorporated is set forth below.


                              Positions and                                                           Positions and
                              Offices with                                                            Offices with
Name(1)                       Underwriter                                                             Registrant
------                        -------------                                                           -------------
Robert Golden .............   Executive Vice President and Director                                   None
 One New York Plaza
 New York, NY 10292

Alan D. Hogan .............   Executive Vice President, Chief Administrative Officer and Director     None

George A. Murray ..........   Executive Vice President and Director                                   None

Leland B. Paton ...........   Executive Vice President and Director                                   None
 One New York Plaza
 New York, NY 10292


Martin Pfinsgraff .........   Executive Vice President, Chief Financial Officer and Director          None


Vincent T. Pica, II .......   Executive Vice President and Director                                   None
 One New York Plaza
 New York, NY 10292

Richard A. Redeker ........   Executive Vice President and Director                                   President and
                                                                                                      Director

Hardwick Simmons ..........   Chief Executive Officer, President and Director                         None


Lee B. Spencer, Jr. .......   Executive Vice President, Secretary, General Counsel and Director       None


-------------

(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy,

Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Three Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

     The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 1st day of March, 1996.


                                       THE GLOBAL GOVERNMENT PLUS FUND, INC.

                                       /s/ Richard A. Redeker
                                       -----------------------------------
                                           (Richard A. Redeker, President)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                              Title                             Date
         ---------                              -----                             ----
/s/ SUSAN C. COTE                  Treasurer and Principal Financial        March 1, 1996
-------------------------------      and Accounting Officer
  Susan C. Cote

/s/ RICHARD A. REDEKER             President and Director                   March 1, 1996
-------------------------------
  Richard A. Redeker

/s/ EDWARD D. BEACH                Director                                 March 1, 1996
-------------------------------
  Edward D. Beach

/s/ HARRY A. JACOBS, JR.           Director                                 March 1, 1996
-------------------------------
  Harry A. Jacobs, Jr.

/s/ DONALD D. LENNOX               Director                                 March 1, 1996
-------------------------------
  Donald D. Lennox

/s/ DOUGLAS H. McCORKINDALE        Director                                 March 1, 1996
-------------------------------
  Douglas H. McCorkindale

/s/ THOMAS T. MOONEY               Director                                 March 1, 1996
-------------------------------
  Thomas T. Mooney

/s/ LOUIS A. WEIL, III             Director                                 March 1, 1996
-------------------------------
  Louis A. Weil, III


                                INDEX TO EXHIBITS

                                                                                  Sequentially
                                                                                    Numbered
Exhibit No.                         Description                                      Page
----------                          -----------                                   ------------
     1.   (a) Articles of Incorporation. Incorporated by reference to
          Registration Statement on Form N-2, File No. 33-5123, filed on April
          20, 1987.

          (b) Articles of Amendment and Restatement. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
          N-2, File No. 33-5123, filed on April 28, 1989.


          (c) Amended and Restated Articles of Incorporation.Incorporated by reference to Exhibit 1(c) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     2.   (a) By-Laws. Incorporated by reference to Registration Statement on
          Form N-2, File No. 33-5470, filed on April 20, 1987.

          (b) By-Laws as amended through June 18, 1987. Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5123, filed on July 24, 1987.

          (c) By-Laws as amended through March 16, 1989. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-2, File No. 33-5123, filed on April 28, 1989.


          (d) Amended and Restated By-Laws. Incorporated by reference to Exhibit
          2(d) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     3.   Not Applicable.


     4. Instruments defining rights of shareholders. Incorporated by reference to Registration Statement on Form N-1A filed via EDGAR on November 3,
          1995 (File No. 33-63945).


     5.   (a) Investment Management Agreement Between the Fund and The
          Prudential Insurance Company of America, dated July 23, 1987.
          Incorporated by reference to Registration Statement on Form N-2, File
          No. 33-5123, filed on April 20, 1987.

          (b) Management Agreement between the Registrant and Prudential Mutual
          Fund Management, Inc., dated May 1, 1988. Incorporated by reference to
          Post-Effective Amendment No. 1 to Registration Statement on Form N-2,
          File No. 33-5123, filed on April 29, 1988.

          (c) Service Agreement between The Prudential Insurance Company of
          America and The Prudential Investment Corporation dated December 31,
          1984. Incorporated by reference to Registration Statement on Form N-2,
          File 33-5123, filed April 20, 1987.

          (d) Subadvisory Agreement between Prudential Mutual Fund Management,
          Inc. and The Prudential Investment Corporation. Incorporated by reference to Post-Effective Amendment No. 1, File No. 33-5123, filed on April 29, 1988.


          (e) Form of Amended Management Agreement between the Registrant and
          Prudential Mutual Fund Management, Inc. Incorporated by reference to
          Exhibit 5(e) to the Registration Statement on Form N-1A filed via
          EDGAR on November 3, 1995 (File No. 33-63945).

          (f) Form of Amended Subadvisory Agreement between Prudential Mutual
          Fund Management, Inc. and The Prudential Investment Corporation.
          Incorporated by reference to Exhibit 5(f) to the Registration
          Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No.
          33-63945).


     6.   (a) Underwriting Agreement. Incorporated by reference to Registration
          Statement on Form N-2, File 33-5123, filed April 20, 1987.

          (b) Agreement Among Underwriters. Incorporated by reference to
          Registration Statement on Form N-2, File 33-5123, filed on April 20,
          1987.


          (c) Form of Distribution Agreement between the Registrant and
          Prudential Securities Incorporated. Incorporated by reference to
          Exhibit 6(c) to the Registration Statement on Form N-1A filed via
          EDGAR on November 3, 1995 (File No. 33-63945).

          (d) Form of Selected Dealer Agreement. Incorporated by reference to
          Exhibit 6(d) to the Registration Statement on Form N-1A filed via
          EDGAR on November 3, 1995 (File No. 33-63945).


     7.   Not Applicable.

     8.   (a) Custody Agreement between the Fund and State Street Bank and Trust
          Company. Incorporated by reference to Registration Statement on Form
          N-2, File 33-5123, filed on April 20, 1987.


          (b) Form of Custodian Contract between the Registrant and State Street
          Bank and Trust Company. Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A filed via EDGAR on November 3,
          1995 (File No. 33-63945).



                                                                                  Sequentially
                                                                                    Numbered
Exhibit No.                         Description                                      Page
----------                          -----------                                   ------------
     9.   (a) Registrar, Transfer Agency and Service Agreement between the
          Registrant and State Street Bank and Trust Company. Incorporated by
          reference to Registration Statement on Form N-2, File No. 33-5123,
          filed on April 20, 1987.

          (b) Dividend Reinvestment Plan. Incorporated by reference to
          Registration Statement on Form N-2, File No. 33-5123, filed on April
          20, 1987.

          (c) Administration Agreement between the Registrant and
          Prudential-Bache Securities Inc. Incorporated by reference to
          Registration Statement on Form N-2, File No. 33-5123, filed on April
          20 1987.

          (d) Note Agreement between the Registrant and The Prudential Insurance
          Company of America dated July 31, 1987. Incorporated by reference to
          Post-Effective Amendment No. 3 to Registration Statement on Form N-2,
          File No. 33-5123, filed on April 30, 1990.


          (e) Form of Transfer Agency and Service Agreement between the
          Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit 9(e) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     10. Opinion and Consent of Counsel. Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-2,
          File No. 33-5123, filed on July 24, 1987.

     11.  Consent of Independent Accountants.*

     12.  Not Applicable.

     13.  Subscription Agreement between the Registrant and The Prudential
          Insurance Company of America. Incorporated by reference to Exhibit 14 of Registration Statement, File No. 33-5123, filed on April 20, 1987.

     14.  Not Applicable.


     15. (a) Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit 15(a) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

          (b) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).

          (c) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     16. Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit 16 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63945).


     17.  Financial Data Schedules.*


     18.  Not Applicable.

---------------

          * Filed herewith.
